Performance B.3. Segmental Information - Revenue from contracts with customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 4,171	$ 4,336	$ 3,946	[1]
Revenue	4,171	4,336	3,946	[1]
Mobile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,116	2,150	2,126
Revenue	2,116	2,150	2,126
Cable and other fixed services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,803	1,928	1,565
Revenue	1,803	1,928	1,565
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	52	51	43
Revenue	52	51	43
Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,971	4,130	3,734
Revenue	3,971	4,130	3,734
Telephone and equipment and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	201	206	212
Revenue	201	206	212
Latin America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,805	3,954	3,548
Revenue	3,805	3,954	3,548
Latin America | Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,604	3,748	3,336
Revenue	3,604	3,748	3,336
Africa
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	366	382	399
Revenue	366	382	399
Africa | Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	366	382	398
Revenue	366	382	398
Over time | Mobile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,967	2,007	1,981
Revenue	1,967	2,007	1,981
Over time | Cable and other fixed services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,803	1,928	1,565
Revenue	1,803	1,928	1,565
Over time | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	52	52	43
Revenue	52	52	43
Over time | Latin America | Mobile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,728	1,747	1,701
Revenue	1,728	1,747	1,701
Over time | Latin America | Cable and other fixed services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,794	1,919	1,556
Revenue	1,794	1,919	1,556
Over time | Latin America | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	51	51	42
Revenue	51	51	42
Over time | Africa | Mobile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	239	261	280
Revenue	239	261	280
Over time | Africa | Cable and other fixed services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8	9	10
Revenue	8	9	10
Over time | Africa | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1	1	1
Revenue	1	1	1
Point in time | Mobile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	149	143	145
Revenue	149	143	145
Point in time | Telephone and equipment and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	201	206	212
Revenue	201	206	212
Point in time | Latin America | Mobile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	31	31	37
Revenue	31	31	37
Point in time | Latin America | Telephone and equipment and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	201	206	212
Revenue	201	206	212
Point in time | Africa | Mobile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	118	112	108
Revenue	118	112	108
Point in time | Africa | Telephone and equipment and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Revenue	$ 0	$ 0	$ 0

[1]	2018 was not restated for the application of IFRS 16, as the Group elected the modified retrospective approach.